Mezzanine Equity - Narrative (Details) - $ / shares	Jul. 14, 2014	Dec. 27, 2012	Dec. 31, 2013	Sep. 23, 2013
Class of Stock [Line Items]
Preferred shares issued (in shares)			62,000
Preferred stock, par value (in dollars per share)			$ 0.01
Preferred stock, shares outstanding (in shares)			62,000
Common stock converted (in shares)				3,145,640
Number of convertible shares remaining (in shares)	62,000			100,000
Common stock converted from remaining convertible preferred stock (in shares)	1,950,296
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)		162,000
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, liquidation preference multiple per share		$ 1,000
Homeward Acquisition [Member]
Class of Stock [Line Items]
Common stock converted (in shares)	1,950,296			3,145,640
Homeward Acquisition [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate		3.75%
Conversion price (in dollars per share)		$ 31.79
Preferred stock, shares outstanding (in shares)	62,000			100,000